INVESTMENTS IN VARIABLE INTEREST ENTITIES (TABLES)	12 Months Ended
Dec. 31, 2014
Investments in Variable Interest Entities [Abstract]
Schedule of impact on balance sheet of consolidating variable interest entities
The following table provides supplemental information about the assets and liabilities of the VIEs which have been consolidated (dollars in millions):

	December 31, 2014
	VIEs	Eliminations	Net effect on consolidated balance sheet
Assets:
Investments held by variable interest entities	$1,367.1	$—	$1,367.1
Notes receivable of VIEs held by insurance subsidiaries	—	(153.3)	(153.3)
Cash and cash equivalents held by variable interest entities	68.3	—	68.3
Accrued investment income	3.2	—	3.2
Income tax assets, net	18.1	(2.9)	15.2
Other assets	14.2	(1.7)	12.5
Total assets	$1,470.9	$(157.9)	$1,313.0
Liabilities:
Other liabilities	$61.2	$(6.1)	$55.1
Borrowings related to variable interest entities	1,286.1	—	1,286.1
Notes payable of VIEs held by insurance subsidiaries	157.3	(157.3)	—
Total liabilities	$1,504.6	$(163.4)	$1,341.2

	December 31, 2013
	VIEs	Eliminations	Net effect on consolidated balance sheet
Assets:
Investments held by variable interest entities	$1,046.7	$—	$1,046.7
Notes receivable of VIEs held by insurance subsidiaries	—	(108.5)	(108.5)
Cash and cash equivalents held by variable interest entities	104.3	—	104.3
Accrued investment income	1.9	—	1.9
Income tax assets, net	5.4	(2.5)	2.9
Other assets	22.6	(.9)	21.7
Total assets	$1,180.9	$(111.9)	$1,069.0
Liabilities:
Other liabilities	$66.0	$(4.0)	$62.0
Borrowings related to variable interest entities	1,012.3	—	1,012.3
Notes payable of VIEs held by insurance subsidiaries	112.5	(112.5)	—
Total liabilities	$1,190.8	$(116.5)	$1,074.3

Supplemental information, revenues and expenses of variable interest entities
The following table provides supplemental information about the revenues and expenses of the VIEs which have been consolidated in accordance with authoritative guidance, after giving effect to the elimination of our investment in the VIEs and investment management fees earned by a subsidiary of the Company (dollars in millions):

	2014	2013	2012
Revenues:
Net investment income – policyholder and reinsurer accounts and other special-purpose portfolios	$47.2	$42.3	$31.3
Fee revenue and other income	1.1	1.8	1.6
Total revenues	48.3	44.1	32.9
Expenses:
Interest expense	30.1	26.0	20.0
Other operating expenses	1.2	1.4	.6
Total expenses	31.3	27.4	20.6
Income before net realized investment losses and income taxes	17.0	16.7	12.3
Net realized investment losses	(2.2)	(1.6)	(.4)
Income before income taxes	$14.8	$15.1	$11.9

Summary of variable interest entities by contractual maturity
The following table sets forth the amortized cost and estimated fair value of the investments held by the VIEs at December 31, 2014, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due after one year through five years	$417.2	$411.3
Due after five years through ten years	980.9	955.8
Total	$1,398.1	$1,367.1

The following table sets forth the amortized cost and estimated fair value of those investments held by the VIEs with unrealized losses at December 31, 2014, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due after one year through five years	$382.3	$376.3
Due after five years through ten years	869.8	844.3
Total	$1,252.1	$1,220.6